CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 321,791	$ 298,617	$ 229,990
Cost of revenue	(166,750)	(157,187)	(123,335)
Gross profit	155,041	141,430	106,655
Operating expenses:
Research and development expenses	(89,687)	(95,049)	(102,277)
Sales and marketing expenses	(33,110)	(37,081)	(40,440)
General and administrative expenses	(30,916)	(68,254)	(80,663)
Other operating incomes, net	10,151	11,334	10,901
Total operating expenses	(143,562)	(189,050)	(212,479)
(Loss)/profit from operations	11,479	(47,620)	(105,824)
Other income
Other non-operating incomes, net	5,215	4,180	3,113
Financial income, net	44,179	50,718	44,976
Foreign exchange gain/(loss), net	(1,030)	(136)	669
(Loss)/profit before income tax expense	59,843	7,142	(57,066)
Income tax expense	(1,953)	(2,145)	(3,249)
Net (loss)/profit	57,890	4,997	(60,315)
Net Income (Loss)	57,890	4,997	(60,315)
Net (loss)/profit attributable to ordinary shareholders	57,890	4,997	(60,315)
Net (loss)/profit	57,890	4,997	(60,315)
Other comprehensive income/(loss)
Changes in fair value of long-term investments	115	14	(7,791)
Transfer out of fair value changes of long-term investments		(65)	15,537
Foreign currency translation	4,759	(2,574)	(2,722)
Total comprehensive (loss)/income attributable to Tuya Inc.	$ 62,764	$ 2,372	$ (55,291)
Weighted average number of ordinary shares used in computing net (loss)/profit per share
-Basic	611,714,837	573,782,783	555,466,061
-Diluted	613,807,254	591,006,801	555,466,061
Net (loss)/profit per share attributable to ordinary shareholders
-Basic	$ 0.09	$ 0.01	$ (0.11)
-Diluted	$ 0.09	$ 0.01	$ (0.11)
Research and development expenses
Net (loss)/profit per share attributable to ordinary shareholders
Share-based compensation expenses	$ 5,404	$ 14,347	$ 14,734
Sales and marketing expenses
Net (loss)/profit per share attributable to ordinary shareholders
Share-based compensation expenses	2,047	5,098	5,446
General and administrative expenses
Net (loss)/profit per share attributable to ordinary shareholders
Share-based compensation expenses	$ 14,812	$ 48,305	$ 45,036